Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liability	12 Months Ended
Dec. 31, 2021 USD ($)
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liability [Line Items]
Initial measurement on February 17, 2021	$ 11,217,334
Change in valuation inputs or other assumptions	(3,948,000)
Transfer to Level 1 on April 8, 2021
Transfer to Level 2 on June 30, 2021	(7,269,334)
Fair value as of December 31, 2021
Public Warrant [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liability [Line Items]
Initial measurement on February 17, 2021	15,438,750
Change in valuation inputs or other assumptions	(5,520,000)
Transfer to Level 1 on April 8, 2021	(9,918,750)
Transfer to Level 2 on June 30, 2021
Fair value as of December 31, 2021
Total Level 3 Warrant Liability [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liability [Line Items]
Initial measurement on February 17, 2021	26,656,084
Change in valuation inputs or other assumptions	(9,468,000)
Transfer to Level 1 on April 8, 2021	(9,918,750)
Transfer to Level 2 on June 30, 2021	(7,269,334)
Fair value as of December 31, 2021